Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Cash flows from operating activities
Net loss	$ (5,724,390)	$ (2,276,188)	$ (28,180,084)	$ (7,723,404)
Stock-based compensation expense	1,043,712	68,322	902,946	1,017,938
Issuance of restricted stock	75,466	0
Depreciation, amortization and accretion	822,161	129,049	874,789	118,202
Derivative expense	70,609	(128)	12,572	0
Asset impairment			7,500,000	0
Amortization of debt issuance costs			182,759	0
Amortization of beneficial conversion feature			4,943,073	0
Noncash interest expense			221,024	0
Amortization of prepaid research and development - related party (Note 11)	30,496	30,496	121,983	121,984
Unrecognized gain (loss) on investment	(728,100)	0	971,629	0
Deferred taxes			0	(23,910)
Compensation through issuance of stock	509,996	0
Issuance of warrants to initial investors	589,377	0
Adjustments to reconcile net loss to net cash used in operating activities:
(Increase) in accounts receivable	(347,013)	(10,872)	(5,369)	(157,058)
(Increase) in inventory	(60,650)	(454,638)	(485,265)	(39,442)
(Increase) decrease in prepaid expenses and other	(337,525)	10,357	155,330	150,434
(Increase) in prepaid research and development - related party (Note 11)			0	(150,000)
Increase in accounts payable and accrued liabilities	(607,881)	(121,684)	1,623,469	547,314
Increase in accrued compensation	(668,792)	420,538	1,004,427	196,503
(Decrease) in payable to Ampio			0	(607,061)
Increase (decrease) in interest payable	0	57,637
Increase in deferred rent	75	11,379	10,875	0
(Decrease) in deferred revenue	0	(21,428)	(511,607)	(85,714)
Net cash used in operating activities	(5,332,459)	(2,157,160)	(10,657,449)	(6,634,214)
Cash flows used in investing activities
Deposits			1,998	(4,886)
Purchases of property and equipment	(4,721)	(3,554)	(252,932)	0
Purchase of ProstaScint Business			0	(1,000,000)
Installment payment for Primsol asset	(500,000)	0	(1,040,000)
Purchase of Natesto license			(2,000,000)
Investment in Acerus			(2,012,991)
Net cash used in investing activities	(504,721)	(3,554)	(5,303,925)	(1,004,886)
Cash flows from financing activities
Proceeds from convertible note from Ampio converted to stock			0	7,400,000
Issuance of common stock to Lincoln Park Capital	631,481	0	7,520,493	0
Costs related to sale of common stock	(24,247)	0	(904,914)	0
Proceeds from convertible promissory notes (Note 7)	0	5,175,000	5,175,000	0
Debt issuance costs (Note 7)	0	(298,322)	(298,322)	0
Costs related to the conversion of the convertible promissory notes to equity			(29,754)	0
Ampio stock subscription payment			5,000,000	5,000,000
Luoxis option payout pursuant to the merger			0	(27,476)
Liabilities paid out pursuant to the merger			0	(20,013)
Sale of stock subscription			200,000	0
Net cash provided by financing activities	607,234	4,876,678	16,662,503	12,352,511
Net change in cash and cash equivalents	(5,229,946)	2,715,964	701,129	4,713,411
Cash and cash equivalents at beginning of period	8,054,190	7,353,061	7,353,061	2,639,650
Cash and cash equivalents at end of period	2,749,213	10,069,025	8,054,190	7,353,061
Non-cash transactions:
Ampio stock subscription			0	5,000,000
Ampio unpaid debt converted to stock, received prior to 2015			0	4,600,000
Contingent consideration related to the ProstaScint purchase			0	664,000
Warrant derivative liability related to the issuance of the convertible promissory notes (Note 8)	0	102,931	102,931	0
Primsol accretion included in accounts payable			1,077,000	0
Conversion of convertible promissory notes and interest of $221,000 to common stock			5,396,024	0
Natesto asset purchase included in Natesto payable, $6,000,000 less future accretion of $620,325			5,379,675	0
Warrant derivative liability related to the issuance of the registered offering placement agent warrants (Note 8)			297,317	0
Reclassification of liability based warrants to equity presentation related to the convertible promissory notes			136,828	0
Beneficial conversion feature related to convertible promissory notes			4,943,073	0
Debt issuance costs related to notes that converted to equity			$ (218,494)	$ 0
Primsol accretion included in accounts payable	49,126	0
Fixed assets included in accounts payable	$ 95,866	$ 0